SEWARD & KISSEL LLP

901 K Street, N.W.

Suite 800

Washington, DC 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

www.sewkis.com

April 2, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	AB Active ETFs, Inc. (the “Company”)
– AB High Yield ETF
– AB Ultra Short Income ETF
– AB Corporate Bond ETF
– AB Core Plus Bond ETF
– AB Short Duration Income ETF (successor to AB Short Duration Income Portfolio)
– AB Short Duration High Yield ETF (successor to AB Short Duration High Yield Portfolio)
– AB Tax-Aware Short Duration Municipal ETF
– AB Tax-Aware Intermediate Municipal ETF
– AB Tax-Aware Long Municipal ETF
– AB Disruptors ETF
– AB US High Dividend ETF
– AB US Large Cap Strategic Equities ETF
– AB US Low Volatility Equity ETF
– AB International Low Volatility Equity ETF (successor to AB International Low Volatility Equity Portfolio)
– AB Conservative Buffer ETF
File Nos. 333-264818 and 811-23799

Dear Sir or Madam:

On behalf of the above-referenced series of the Company (the “Funds”), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933, as amended. In this regard, we certify that the Prospectus for the Funds that would have been filed under Rule 497(c) does not differ from that included in the most recent post-effective amendment to the Company’s registration statement that was filed electronically with the Securities and Exchange Commission on March 27, 2025.

A definitive form of the Statement of Additional Information for the Funds was filed separately pursuant to Rule 497(c) on April 2, 2025.

Please call me at the above-referenced number if you have any questions regarding the foregoing.

Sincerely,

/s/ Lauren A. Clise
Lauren A. Clise